Fair Value Measurements - Summary of Terms of Swap Transaction and Respective Fair Value Amount (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Derivatives, Fair Value [Line Items]
Fair value	$ 189	$ 646
Swap Transaction [Member] | Cash Flow Hedging [Member]
Derivatives, Fair Value [Line Items]
Effective date	Jan. 27, 2025
Termination date	Mar. 26, 2029
Notional amount on effective date	$ 87,860
Fixed rate	4.12%
Fair value	$ 189	646
Swap Transaction [Member] | Cash Flow Hedging [Member] | Fair Value, Inputs, Level 2 [Member]
Derivatives, Fair Value [Line Items]
Fair value	$ 565	$ 2,261